1933 Act No. 033-72416
1940 Act No. 811-08200

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33	[X]

(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

5615 KIRBY DRIVE, SUITE 518
HOUSTON, TEXAS 77005-2448
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant's Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:

JOHN N.R. MONTGOMERY PRESIDENT, BRIDGEWAY CAPITAL MANAGEMENT, INC.	PRUFESH R. MODHERA, ESQ.
5615 KIRBY DRIVE, SUITE 518	STRADLEY, RONON, STEVENS, & YOUNG LLP
HOUSTON, TEXAS 77005-2448	1250 CONNECTICUT AVE., NW, SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DISTRICT OF COLUMBIA 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on December 31, 2010 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 33, Amendment No. 33 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus for the Omni Small-Cap Value Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 31, Amendment No. 31 until December 31, 2010.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Bridgeway Funds, Inc. (a Maryland corporation) certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33, Amendment No. 33 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on this 22nd day of December, 2010.

Bridgeway Funds, Inc.

/s/Michael D. Mulcahy
Michael D. Mulcahy, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Michael D. Mulcahy	President and Director	December 22, 2010
Michael D. Mulcahy

JOHN N. R. MONTGOMERY*	Vice President and Director	December 22, 2010
John N. R. Montgomery

LINDA G. GIUFFRE*	Treasurer and Principal Financial Officer	December 22, 2010
Linda G. Giuffre

KIRBYJON CALDWELL*	Director	December 22, 2010
Kirbyjon Caldwell

KAREN S. GERSTNER*	Director	December 22, 2010
Karen S. Gerstner

MILES D. HARPER, III*	Director	December 22, 2010
Miles D. Harper, III

EVAN HARREL*	Director	December 22, 2010
Evan Harrel

*By /s/Michael D. Mulcahy
Michael D. Mulcahy
as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Post Effective Amendment No. 24 on October 26, 2007).